CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands		12 Months Ended
		Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Income Statement [Abstract]
Revenue	[1]	$ 844,836,000	$ 1,198,301,000	$ 912,313,000
Cost of revenue	[1]	854,617,000	1,200,610,000	1,007,474,000
Impairment of manufacturing assets		0	0	354,768,000
Gross loss		(9,781,000)	(2,309,000)	(449,929,000)
Operating expenses
Research and development		34,194,000	36,997,000	50,031,000
Sales, general and administrative	[1]	86,202,000	96,857,000	82,041,000
Restructuring (benefits) charges		0	(517,000)	7,766,000
Total operating expenses		120,396,000	133,337,000	139,838,000
Operating loss		(130,177,000)	(135,646,000)	(589,767,000)
Other income (expense), net
Interest expense	[1]	(31,859,000)	(25,831,000)	(25,889,000)
Other, net		36,349,000	(1,961,000)	13,469,000
Other income (expense), net		4,490,000	(27,792,000)	(12,420,000)
Loss before income taxes and equity in losses of unconsolidated investees		(125,687,000)	(163,438,000)	(602,187,000)
(Provision for) benefit from income taxes		(12,127,000)	(10,122,000)	1,050,000
Equity in losses of unconsolidated investees		(3,198,000)	(5,342,000)	(2,943,000)
Net loss		(141,012,000)	(178,902,000)	(604,080,000)
Net (income) loss attributable to noncontrolling interests		(1,619,000)	(4,157,000)	266,000
Net loss attributable to stockholders		$ (142,631,000)	$ (183,059,000)	$ (603,814,000)
Loss per share:
Basic and diluted (USD per share)		$ (5.82)	$ (8.61)	$ (28.39)
Weighted average shares used in loss per share computation:
Basic and diluted (shares)		24,502	21,265	21,265

[1]	We have related-party transactions with SunPower and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).